Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
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Balances and Transactions with Related Parties

31. BALANCES AND TRANSACTIONS WITH RELATED PARTIES

The information detailed in the tables below shows the balances with associates and joint ventures as of December 31, 2017, 2016, and 2015 and transactions with the mentioned parties for the years ended on such dates.

	2017			2016			2015
	Other receivables	Trade receivables	Accounts payable	Other receivables	Trade receivables	Accounts payable	Other receivables	Trade receivables	Accounts payable
	Current	Current	Current	Current	Current	Current	Current	Current	Current
Joint ventures:
Profertil	107	239	215	97	162	99	110	209	35
MEGA	—	925	149	—	797	80	12	481	381
Refinor	—	224	8	—	296	39	—	125	11
Bizoy S.A.	5	—	—	9	—	—	4	—	—
Y-GEN I	57	—	—	—	2	—	—	—	—
Y-GEN II	22	—	—	—	—	—	—	—	—
Petrofaro S.A.	—	35	51	—	—	—	—	—	—

	191	1,423	423	106	1,257	218	126	815	427

Associates:
CDS	—	122	—	—	108	—	—	194	—
YPF Gas (1)	589	230	15	35	375	35	33	98	44
Oldelval	—	—	131	—	—	81	—	—	56
Termap	—	—	52	—	—	44	—	—	44
OTA	—	—	5	—	—	5	—	—	2
OTC	5	—	—	2	—	—	1	—	—
Gasoducto del Pacífico (Argentina) S.A.	4	—	19	4	—	31	4	—	27
Oiltanking	—	—	96	—	—	50	—	—	45
Gas Austral S.A.	2	7	—	—	—	—	—	—	—

	600	359	318	41	483	246	38	292	218

	791	1,782	741	147	1,740	464	164	1,107	645

	2017			2016			2015
	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)	Revenues	Purchases and services	Net interest income (loss)
Joint ventures:
Profertil	906	901	—	956	620	—	823	305	—
MEGA	4,058	814	—	2,673	337	—	1,396	470	—
Refinor	838	225	10	998	133	3	824	195	—
Bizoy S.A.	1	—	—	5	—	—	—	—	—
Y-GEN I	34	—	—	2	—	—	—	—	—
Y-GEN II	41	—	—	—	—	—	—	—	—
Petrofaro S.A.	33	58	—	—	—	—	—	—	—

	5,911	1,998	10	4,634	1,090	3	3,043	970	—

Associates:
CDS	102	—	—	579	—	38	322	—	8
YPF Gas (1)	863	51	51	761	41	—	231	35	—
Oldelval	—	596	—	—	408	—	—	220	—
Termap	—	366	—	—	309	—	—	215	—
OTA	—	25	—	—	25	—	—	20	—
Gasoducto del Pacífico (Argentina) S.A.	—	202	—	—	170	—	—	113	—
Oiltanking.	1	428	—	—	350	—	—	200	—
Gas Austral S.A.	78	1	—	—	—	—	—	—	—

	1,044	1,669	51	1,340	1,303	38	553	803	8

	6,955	3,667	61	5,974	2,393	41	3,596	1,773	8

(1)	Disclosed balances and transactions since the date of the acquisition of associates. See Note 3.

Additionally, in the normal course of business, and considering being the main energy group in Argentina, the Group’s client/suppliers portfolio encompasses both private sector entities as well as national public sector entities. As required by IAS 24 “Related party disclosures”, among the major transactions above mentioned the most important are:

		Balances			Transactions
		Credits / (Liabilities)			Income / (Costs)
Customers / Suppliers	Ref.	2017	2016	2015	2017	2016	2015
MINEM	(1)	13,417	10,881	9,859	12,840	16,757	12,345
MINEM	(2)	—	—	1,988	—	—	1,988
MINEM	(3)	190	129	207	191	93	84
MINEM	(4)	162	142	91	119	132	123
MINEM	(5)	—	759	149	—	759	711
Ministry of Transport	(6)	840	1,152	412	5,402	5,658	3,746
Secretariat of Industry	(7)	24	378	27	188	422	621
CAMMESA	(8)	4,444	3,782	2,156	17,569	20,934	12,079
CAMMESA	(9)	(316)	(170)	(196)	(2,090)	(2,189)	(1,460)
ENARSA	(10)	698	727	758	2,920	2,541	1,635
ENARSA	(11)	(1,591)	(1,357)	(893)	(214)	(955)	(1,141)
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(12)	946	364	255	4,300	3,066	2,178
Aerolíneas Argentinas S.A. and Austral Líneas Aéreas Cielos del Sur S.A.	(13)	—	(2)	—	(28)	(14)	(1)

(1)	The benefits of the incentive scheme for the Additional Injection of natural gas.
(2)	Benefits for the crude oil production incentive program.
(3)	Benefits for the propane gas supply agreement for undiluted propane gas distribution networks.
(4)	Benefits for the bottle-to-bottle program.
(5)	Temporary economic assistance to Metrogas.
(6)	The compensation for providing gas oil to public transport of passengers at a differential price.
(7)	Incentive for domestic manufacturing of capital goods, for the benefit of AESA.
(8)	The provision of fuel oil and natural gas, and electric power generation.
(9)	Purchases of energy.
(10)	Rendering of regasification service in the regasification projects of liquefied natural gas in Escobar and Bahía Blanca.
(11)	The purchase of natural gas and crude oil.
(12)	The provision of jet fuel.
(13)	The purchase of miles for the YPF Serviclub program

Additionally, the Group has entered into certain financing and insurance transactions with entities related to the national public sector. Such transactions consist of certain financial transactions that are described in Note 16 and transactions with Nación Seguros S.A. related to certain insurance policies contracts, and in connection therewith, to the reimbursement from the insurance coverage for the incidents mentioned in Note 28.a.

On the other hand, the Group holds BONAR 2020 (see Note 6) and 2021, classified as “Investments in financial assets”.

Furthermore, in relation to the investment agreement signed between YPF and Chevron subsidiaries, YPF has an indirect non-controlling interest in CHNC with which YPF carries out transactions in connection with the mentioned investment agreement. See Note 29.b.

The table below discloses the compensation for the YPF’s key management personnel, including members of the Board of Directors and Vice presidents (managers with executive functions appointed by the Board of Directors), for the years ended December 31, 2017, 2016 and 2015:

	2017(1)	2016(1)	2015(1)
Short-term employee benefits (2)	221	182	158
Share-based benefits	34	26	40
Post-retirement benefits	10	9	6
Termination benefits	109	94	5

	374	311	209

(1)	Includes the compensation for YPF’s key management personnel, which developed their functions during the mentioned years.
(2)	Does not include Social Security contributions of 50, 45 and 55 for the years ended December 31, 2017, 2016 and 2015, respectively.